K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

November 3, 2014

Eric S. Purple D (202) 778-9220 F (202) 778-9100 eric.purple@klgates.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Calamos Convertible Opportunities and Income Fund

333-196373

811-21080

Ladies and Gentlemen:

On behalf of Calamos Convertible Opportunities and Income Fund (the “Fund”), we are transmitting for electronic filing Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and Amendment No. 25 of the Registration Statement under the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits. The Fund’s responses to the Staff’s comments are attached to this filing as separate correspondence.

Please telephone me at (202) 778-9220 or Nicole Trudeau at (202) 778-9189 with any questions or comments concerning these materials.

Very truly yours,
/s/ Eric S. Purple
Eric S. Purple

Enclosures

cc:	J. Christopher Jackson